Intangible Assets - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 1,040
2025	383
2026	161
2027	0
2028	0
Thereafter	0
Intangible Assets, Net	$ 1,584	$ 1,782